INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAX
Schedule of significant components of the Company's deferred tax assets

	December 31,
	2022	2021
Deferred tax assets
Capitalized start-up costs	$329,224	$4,009
Net operating loss carryforwards	—	2,334
Total deferred tax assets	329,224	6,343
Valuation allowance	(317,149)	(6,343)
Deferred tax liabilities
Accrued expenses & other	(12,075)	—
Total deferred tax liabilities	(12,075)	—
Net deferred tax assets	$—	—

Schedule of Income tax provision

	December 31,
	2022	2021
Current expense
Federal	$783,546	—
State	—	—

Deferred benefit
Federal	(312,476)	(4,673)
State	1,670	(1,670)

Change in Valuation Allowance	310,806	6,343

Income tax expense	$783,546	—

Schedule of reconciliation of the federal income tax rate to the Company's effective tax rate

	December 31,
	2022	2021
Statutory U.S. federal income tax rate	21.00%	21.00%
Change in fair value of warrant liabilities	(18.15)%	0.00%
State taxes, net of federal tax benefit	(0.01)%	7.51%
Change in valuation allowance	1.88%	(28.51)%
Income tax provision	4.74%	0.00%